Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Portfolio

September 30, 2020

VIPVAL-QTLY-1120
1.808786.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 1.8%
GCI Liberty, Inc. (a)	25,500	$2,089,980
Liberty Global PLC Class C (a)	132,900	2,729,102
		4,819,082
Media - 2.1%
Interpublic Group of Companies, Inc.	156,600	2,610,522
Nexstar Broadcasting Group, Inc. Class A	36,500	3,282,445
		5,892,967
Wireless Telecommunication Services - 2.0%
T-Mobile U.S., Inc.	48,190	5,511,008

TOTAL COMMUNICATION SERVICES		16,223,057

CONSUMER DISCRETIONARY - 8.3%
Auto Components - 1.1%
BorgWarner, Inc.	77,200	2,990,728
Distributors - 0.7%
LKQ Corp. (a)	67,700	1,877,321
Diversified Consumer Services - 0.8%
Laureate Education, Inc. Class A (a)	163,700	2,173,936
Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment, Inc. (a)	79,900	4,479,194
Household Durables - 0.9%
Mohawk Industries, Inc. (a)	26,700	2,605,653
Internet & Direct Marketing Retail - 1.8%
eBay, Inc.	56,000	2,917,600
Expedia, Inc.	21,300	1,952,997
		4,870,597
Specialty Retail - 1.4%
Lowe's Companies, Inc.	17,700	2,935,722
Sally Beauty Holdings, Inc. (a)	100,400	872,476
		3,808,198

TOTAL CONSUMER DISCRETIONARY		22,805,627

CONSUMER STAPLES - 8.4%
Food & Staples Retailing - 1.4%
U.S. Foods Holding Corp. (a)	176,600	3,924,052
Food Products - 4.0%
Darling Ingredients, Inc. (a)	143,700	5,177,511
Nomad Foods Ltd. (a)	120,700	3,075,436
Post Holdings, Inc. (a)	32,100	2,760,600
		11,013,547
Household Products - 1.8%
Energizer Holdings, Inc. (b)	53,500	2,093,990
Spectrum Brands Holdings, Inc.	50,900	2,909,444
		5,003,434
Tobacco - 1.2%
Altria Group, Inc.	81,900	3,164,616

TOTAL CONSUMER STAPLES		23,105,649

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Cenovus Energy, Inc. (Canada)	268,918	1,048,165
Cheniere Energy, Inc. (a)	69,500	3,215,765
Hess Corp.	56,000	2,292,080
Total SA sponsored ADR	123,700	4,242,910
Valero Energy Corp.	50,800	2,200,656
		12,999,576
FINANCIALS - 18.7%
Banks - 1.9%
M&T Bank Corp.	29,000	2,670,610
Wells Fargo & Co.	106,300	2,499,113
		5,169,723
Capital Markets - 3.4%
Ameriprise Financial, Inc.	27,400	4,222,614
Lazard Ltd. Class A	76,300	2,521,715
LPL Financial	32,600	2,499,442
		9,243,771
Consumer Finance - 6.1%
Capital One Financial Corp.	83,000	5,964,380
Discover Financial Services	83,000	4,795,740
OneMain Holdings, Inc.	114,100	3,565,625
SLM Corp.	281,600	2,278,144
		16,603,889
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	14,400	3,066,336
Insurance - 6.2%
Allstate Corp.	27,400	2,579,436
American International Group, Inc.	85,900	2,364,827
Assurant, Inc.	22,900	2,777,999
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,100	2,090,729
The Travelers Companies, Inc.	66,900	7,237,909
		17,050,900

TOTAL FINANCIALS		51,134,619

HEALTH CARE - 13.9%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	32,000	3,661,760
Health Care Equipment & Supplies - 0.8%
Envista Holdings Corp. (a)	82,800	2,043,504
Health Care Providers & Services - 3.7%
Centene Corp. (a)	84,700	4,940,551
Cigna Corp.	30,900	5,234,769
		10,175,320
Pharmaceuticals - 8.1%
AstraZeneca PLC sponsored ADR	71,100	3,896,280
Bayer AG	39,500	2,436,903
Bristol-Myers Squibb Co.	36,000	2,170,440
Jazz Pharmaceuticals PLC (a)	23,874	3,404,194
Roche Holding AG (participation certificate)	21,004	7,194,722
Sanofi SA sponsored ADR	62,600	3,140,642
		22,243,181

TOTAL HEALTH CARE		38,123,765

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.1%
General Dynamics Corp.	21,000	2,907,030
Air Freight & Logistics - 1.8%
FedEx Corp.	19,700	4,954,944
Building Products - 0.8%
Johnson Controls International PLC	55,200	2,254,920
Commercial Services & Supplies - 0.6%
The Brink's Co.	36,100	1,483,349
Construction & Engineering - 2.4%
AECOM (a)	82,985	3,472,092
Willscot Mobile Mini Holdings (a)	184,600	3,079,128
		6,551,220
Electrical Equipment - 1.9%
Regal Beloit Corp.	22,100	2,074,527
Sensata Technologies, Inc. PLC (a)	72,900	3,144,906
		5,219,433
Machinery - 1.6%
Allison Transmission Holdings, Inc.	36,500	1,282,610
Stanley Black & Decker, Inc.	19,400	3,146,680
		4,429,290
Professional Services - 0.7%
Manpower, Inc.	27,000	1,979,910
Road & Rail - 0.9%
Ryder System, Inc.	59,500	2,513,280
Trading Companies & Distributors - 2.8%
Beacon Roofing Supply, Inc. (a)	82,400	2,560,168
HD Supply Holdings, Inc. (a)	66,200	2,730,088
Univar, Inc. (a)	144,200	2,434,096
		7,724,352

TOTAL INDUSTRIALS		40,017,728

INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	19,000	2,332,630
Electronic Equipment & Components - 1.0%
Flextronics International Ltd. (a)	257,900	2,873,006
IT Services - 1.7%
Capgemini SA	22,000	2,830,881
DXC Technology Co.	103,000	1,838,550
		4,669,431
Semiconductors & Semiconductor Equipment - 2.5%
Lam Research Corp.	6,400	2,123,200
NXP Semiconductors NV	26,000	3,245,060
ON Semiconductor Corp. (a)	67,400	1,461,906
		6,830,166
Software - 1.3%
SS&C Technologies Holdings, Inc.	57,100	3,455,692

TOTAL INFORMATION TECHNOLOGY		20,160,925

MATERIALS - 6.4%
Chemicals - 3.4%
DuPont de Nemours, Inc.	57,360	3,182,333
Olin Corp.	170,110	2,105,962
Tronox Holdings PLC	255,000	2,006,850
W.R. Grace & Co.	51,700	2,082,993
		9,378,138
Construction Materials - 0.8%
Summit Materials, Inc. (a)	133,800	2,213,052
Containers & Packaging - 2.2%
Berry Global Group, Inc. (a)	60,000	2,899,200
Crown Holdings, Inc. (a)	38,709	2,975,174
		5,874,374

TOTAL MATERIALS		17,465,564

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Alexandria Real Estate Equities, Inc.	13,800	2,208,000
American Tower Corp.	7,400	1,788,802
CubeSmart	151,118	4,882,623
Digital Realty Trust, Inc.	11,000	1,614,360
Equity Lifestyle Properties, Inc.	40,600	2,488,780
Iron Mountain, Inc.	62,100	1,663,659
		14,646,224
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	65,100	3,057,747

TOTAL REAL ESTATE		17,703,971

UTILITIES - 4.6%
Electric Utilities - 2.3%
Edison International	58,100	2,953,804
PG&E Corp. (a)	355,500	3,338,145
		6,291,949
Independent Power and Renewable Electricity Producers - 1.3%
Vistra Corp.	181,000	3,413,660
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	144,800	2,801,880

TOTAL UTILITIES		12,507,489

TOTAL COMMON STOCKS
(Cost $256,651,040)		272,247,970

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.10% (c)	1,527,246	1,527,551
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	1,465,109	1,465,256
TOTAL MONEY MARKET FUNDS
(Cost $2,992,807)		2,992,807
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $259,643,847)		275,240,777
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,565,198)
NET ASSETS - 100%		$273,675,579

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,387
Fidelity Securities Lending Cash Central Fund	11,167
Total	$23,554

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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